LOANS RECEIVABLE, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
Schedule of Loans Receivable

	September 30, 2013 (Unaudited)	December 31, 2012

Business loans	$53,789,729	$63,847,080
Personal loans	36,722,603	21,934,213
Total Loans receivable	90,512,332	85,781,293
Allowance for impairment losses
Collectively assessed	(1,386,907)	(857,813)
Individually assessed	-	-
Allowance for loan losses	(1,386,907)	(857,813)
Loans receivable, net	$89,125,425	$84,923,480

	December 31, 2012	December 31, 2011
Business loans	$63,847,080	$66,509,102
Personal loans	21,934,213	10,280,560
Total Loans receivable	85,781,293	76,789,662
Allowance for impairment losses
Collectively assessed	(857,813)	(766,673)
Individually assessed	-	-
Allowance for loan losses	(857,813)	(766,673)
Loans receivable, net	$84,923,480	$76,022,989

Schedule of Nonaccrual Loans by Classes of Loan
	September 30, 2013 (Unaudited)	December 31, 2012

Business loans	$1,848,668	$1,363,998
Personal loans	211,592	339,881
	$2,060,260	$1,703,879

	December 31, 2012	December 31, 2011
Business loans	$1,363,998	$-
Personal loans	339,881	123,290
	$1,703,879	$123,290

Schedule of the Aging of Past due Loans

	1-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans (Unaudited)

Business loans	$1,025,407	$1,848,668	$2,874,075	$50,915,654	$53,789,729
Personal loans	1,269,552	211,592	1,481,144	35,241,459	36,722,603
	$2,294,959	$2,060,260	$4,355,219	$86,157,113	$90,512,332

	1-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans

Business loans	$1,344,320	$1,363,998	$2,708,318	$61,138,762	$63,847,080
Personal loans	-	339,881	339,881	21,594,332	21,934,213
	$1,344,320	$1,703,879	$3,048,199	$82,733,094	$85,781,293

	1-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans
Business loans	$1,344,320	$1,363,998	$2,708,318	$61,138,762	$63,847,080
Personal loans	-	339,881	339,881	21,594,332	21,934,213
Total	$1,344,320	$1,703,879	$3,048,199	$82,733,094	$85,781,293

	1-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans
Business loans	$-	$-	$-	$66,509,102	$66,509,102
Personal loans	141,543	123,290	264,833	10,015,727	10,280,560
Total	$141,543	$123,290	$264,833	$76,524,829	$76,789,662

Schedule of Loans Portfolio by Credit Quality Indicator

Five Categories	September 30, 2013%		December 31, 2012%
	(Unaudited)
Pass	$86,157,113	95.2%	$82,733,094	96.4%
Special mention	1,562,525	1.7%	1,344,320	1.6%
Substandard	162,764	0.2%	117,826	0.1%
Doubtful	2,629,930	2.9%	1,586,053	1.9%
Loss	-	0.0%	-	0.0%
Total	$90,512,332	100%	$85,781,293	100%

Five Categories	December 31, 2012	%	December 31, 2011%
Pass	$82,733,094	96.4%	$76,524,829	99.6%
Special mention	1,344,320	1.6%	141,543	0.2%
Substandard	117,826	0.1%	39,317	0.1%
Doubtful	1,586,053	1.9%	83,973	0.1%
Loss	-	0.0%	-	0.0%
Total	$85,781,293	100%	$76,789,662	100%

Schedule of Loans Portfolio by Collateral

	September 30, 2013
	Personal Loans	Business Loans	Total (Unaudited)
Collateral backed loans	$-	$2,072,706	$2,072,706
Pledged assets backed loans	4,357,167	3,678,445	8,035,612
Guarantee backed loans	32,365,436	48,038,578	80,404,014
	$36,722,603	$53,789,729	$90,512,332

	December 31, 2012
	Personal Loans	Business Loans	Total
Collateral backed loans	$39,628	$713,312	$752,940
Pledged assets backed loans	4,482,281	4,374,980	8,857,261
Guarantee backed loans	17,412,304	58,758,788	76,171,092
	$21,934,213	$63,847,080	$85,781,293

	December 31, 2012		Total
	Personal Loans	Business Loans
Collateral backed loans	$39,628	$713,312	$752,940
Pledged assets backed loans	4,482,281	4,374,980	8,857,261
Guarantee backed loans	17,412,304	58,758,788	76,171,092
Total	$21,934,213	$63,847,080	$85,781,293

	December 31, 2011		Total
	Personal Loans	Business Loans
Collateral backed loans	$-	$786,349	$786,349
Pledged assets backed loans	5,434,458	6,215,302	11,649,760
Guarantee backed loans	4,846,102	59,507,451	64,353,553
Total	$10,280,560	$66,509,102	$76,789,662